Common shares - Summary of future stock compensation expense (Details) - Restricted stock $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2025 through December 31, 2025	$ 33,102
For the year ending December 31, 2026	52,044
For the year ending December 31, 2027	28,580
For the year ending December 31, 2028	10,438
For the year ending December 31, 2029	1,914
Total expected stock compensation expense	126,078
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2025 through December 31, 2025	32,156
For the year ending December 31, 2026	51,197
For the year ending December 31, 2027	28,431
For the year ending December 31, 2028	10,438
For the year ending December 31, 2029	1,914
Total expected stock compensation expense	124,136
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
From July 1, 2025 through December 31, 2025	946
For the year ending December 31, 2026	847
For the year ending December 31, 2027	149
For the year ending December 31, 2028	0
For the year ending December 31, 2029	0
Total expected stock compensation expense	$ 1,942